Summary of Significant Accounting Policies - Schedule of Future Minimum Rental Income Under Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Accounting Policies [Abstract]
2014	$ 80,574	[1]
2015	78,507
2016	72,240
2017	58,729
2018	46,775
Thereafter	158,655
Total	$ 495,480

[1]	Excludes rental income from manufactured housing communities and multifamily properties that are subject to short-term leases.